UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	July 3, 2003

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	23,742,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  ----- ---------   -----	------- 	----- ----	----
ALLEGHENY ENERGY INC	COM	017361106	254	 30000	0	0	30000
AMERICAN STATES WATER	COM	029899101	846	 31000	15000	0	16000
BJ'S WHOLESALE		COM	05548J106	889	 59000	24000	0	35000
CENDANT CORPORATION	COM	151313103	1044	 57000	27000	0	30000
COMCAST CORPORATION	COM	20030N200	986	 34000	12000	0	22000
EL PASO CORP		COM	28336L109	865	107000	32000	0	75000
FOREST OIL CORPORATION	COM	346091705	1055	 42000	16000	0	26000
FREMONT GENERAL CORP	COM	357288109	1918	140000	65000	0	75000
GREY WOLF INCORPORATED	COM	397888108	929	230000	1120000	118000
HALLIBURTON CORPORAT	COM	406216101	1035	 45000	20000	0	25000
HEALTH CARE R E I T	COM	42217K106	915	 30000	15000	0	15000
HEARST-ARGYLE TELEV	COM	453258402	1036	 40000	15000	0	25000
LTC PROPERTIES INC	COM	502175102	1146	120000	45000	0	75000
MANOR CARE INCORPORATED	COM	564055101	1100	 44000	14000	0	30000
ONEOK INCORPORATED	COM	682680103	785	 40000	20000	0	20000
OWENS-ILLINOIS INC	COM	690768403	1184	 86000	36000	0	50000
POPE & TALBOT INC.	COM	732827100	829	 75000	25000	0	50000
RH DONNELLEY INCORP	COM	74955W307	912	 25000	10000	0	15000
RANGE RESOURCES INC	COM	75281A109	1035	130000	80000	0	85000
SIERRA HEALTH SVCS	COM	826322109	1000	 50000	25000	0	25000
SIERRA PACIFIC RESOUR	COM	826428104	594	100000	0	0	100000
SOUTHWEST GAS CORP	COM	844895102	720	 34000	16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	853	 90000	45000	0	45000
VENTAS INCORPORATED	COM	92276F100	1136	 75000	25000	0	50000
XCEL ENERGY INCORP	COM	98389B100	677	 45000	0	0	45000